Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents
Cash at bank and on hand, representing cash and cash equivalents	$ 2,604	$ 7,312	$ 11,926	$ 19,812